Financial instruments and risk management - Jet fuel price risk (Details) gal in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($) gal $ / gal	Dec. 31, 2019 MXN ($) gal $ / gal	Dec. 31, 2018 MXN ($)	Jun. 30, 2019 $ / gal
Jet fuel price risk
Fair value of derivative financial liabilities		$ (9,657)
Intrinsic value recycled to the fuel cost		1,271,462
Loss from derivatives financial instruments recognized in consolidated statements of operations		$ (1,306,557)	$ (67,629)	$ 455,009
Jet fuel
Jet fuel price risk
Percentage of operating expenses	28.00%	28.00%	38.00%	38.00%
Intrinsic value recycled to the fuel cost			$ 61,069
Fuel cost
Jet fuel price risk
Intrinsic value recycled to the fuel cost		$ 835,884	$ 9,477	$ 9,477
Finance cost
Jet fuel price risk
Intrinsic value recycled to the fuel cost		$ 435,578
Jet fuel Asian call options contracts
Jet fuel price risk
Notional volume (in gallons) | gal		23,967	13,492
Fair value of derivative financial assets		$ 206	$ 0
Cost of hedging recognized in other comprehensive income		21,650	$ (133,567)	134,096
Jet fuel Asian call options contracts | Jet fuel
Jet fuel price risk
Intrinsic value recycled to the fuel cost		$ 33,627		$ 402,493
Jet fuel Asian call options contracts | Within one year
Jet fuel price risk
Notional volume (in gallons) | gal		7,280
Strike price agreed rate | $ / gal		1.90
Approximate percentage of hedge (of expected consumption value)		3.00%
Jet fuel Asian call options contracts | Within six months
Jet fuel price risk
Notional volume (in gallons) | gal		7,280
Strike price agreed rate | $ / gal		1.90
Approximate percentage of hedge (of expected consumption value)		6.00%
Jet fuel Asian call options contracts | Fuel cost | Jet fuel
Jet fuel price risk
Intrinsic value recycled to the fuel cost		$ 20,646
Jet fuel Asian call options contracts | Finance cost | Jet fuel
Jet fuel price risk
Intrinsic value recycled to the fuel cost		$ 12,981
Jet fuel Zero-Cost collars
Jet fuel price risk
Notional volume (in gallons) | gal		81,646	70,136
Fair value of derivative financial assets			$ 133,567
Fair value of derivative financial liabilities		$ (9,657)
Upward/downward movement in the spot price of the US Gulf Coast Jet 54	5.00%	5.00%
Effect of upward movement in spot price on accumulated other comprehensive income	$ 160.00
Effect of downward movement in spot price on accumulated other comprehensive income	$ (160.00)
Unwind of Zero cost collar		$ 42,644
Jet fuel Zero-Cost collars | Within one year
Jet fuel price risk
Notional volume (in gallons) | gal		7,556	56,644
Approximate percentage of hedge (of expected consumption value)		3.00%	20.00%
Jet fuel Zero-Cost collars | Within one year | Jet fuel | Minimum
Jet fuel price risk
Strike price agreed rate | $ / gal		1.23	1.6400
Jet fuel Zero-Cost collars | Within one year | Jet fuel | Maximum
Jet fuel price risk
Strike price agreed rate | $ / gal		1.93	1.8200
Jet fuel Zero-Cost collars | Within six months
Jet fuel price risk
Notional volume (in gallons) | gal		7,556	34,480
Approximate percentage of hedge (of expected consumption value)		6.00%	25.00%
Jet fuel Zero-Cost collars | Within six months | Jet fuel | Minimum
Jet fuel price risk
Strike price agreed rate | $ / gal		1.23	1.6300
Jet fuel Zero-Cost collars | Within six months | Jet fuel | Maximum
Jet fuel price risk
Strike price agreed rate | $ / gal		1.93			1.8200
Jet fuel Zero-Cost collars | Between six months and one year
Jet fuel price risk
Notional volume (in gallons) | gal			22,164
Approximate percentage of hedge (of expected consumption value)			15.00%
Jet fuel Zero-Cost collars | Between six months and one year | Jet fuel | Minimum
Jet fuel price risk
Strike price agreed rate | $ / gal			1.6500
Jet fuel Zero-Cost collars | Between six months and one year | Jet fuel | Maximum
Jet fuel price risk
Strike price agreed rate | $ / gal			1.8100
All-in | Within one year
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)		6.00%	20.00%
All-in | Within six months
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)		12.00%	25.00%
All-in | Between six months and one year
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)			15.00%